Statement of Additional Information Supplement dated July 31, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Asia Pacific Growth Fund	Invesco Global Small & Mid Cap Growth Fund
Invesco European Growth Fund	Invesco International Companies Fund
Invesco Global Growth Fund	Invesco International Core Equity Fund
Invesco Global Opportunities Fund	Invesco International Growth Fund
Invesco Global Responsibility Equity Fund	Invesco Select Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of October 31, 2017 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Invesco Asia Pacific Growth Fund
Brent Bates	9	$18,146.2	3	$3,274.3	8,649	[1]	$5,008.9	[1]
Steve Cao	3	$4,310.3	3	$927.5	2		$777.9
Mark Jason	10	$18,828.7	4	$3,361.1	8,649	[1]	$5,008.9	[1]
Invesco European Growth Fund
Matthew Dennis	9	$15,381.7	6	$3,457.4	8,649	[1]	$5,008.9	[1]
Borge Endresen	4	$5,112.4	2	$6,901.9	None		None
Jason Holzer	6	$2,709.3	10	$2,463.0	2	[1]	$777.9	[1]
Richard Nield	8	$14,699.2	10	$4,809.7	8,649	[1]	$5,008.9	[1]
Clas Olsson	8	$14,689.2	11	$4,822.6	8,650	[1]	$5,353.7	[1]
Invesco Global Growth Fund
Ryan Amerman	None	None	3	$338.6	None		None
Matthew Dennis	9	$15,381.7	6	$3,457.4	8,649	[1]	$5,008.9	[1]
Mark Jason	10	$19,105.0	4	$3,361.1	8,649	[1]	$5,008.9	[1]
Invesco Global Opportunities Fund
Stephen Anness	None	None	2	$338.6	None		None
Andrew Hall	None	None	2	$338.6	None		None

1

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed				Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)		Number of Accounts		Assets (in millions)
Invesco Global Responsibility Equity Fund
Michael Abata	10	$954.0	51	[2]	$11,850.0	[2]	87	[3]	$14,277.0	[3]
Nils Huter[4]	3	$162.0	48	[5]	$11,087.0	[5]	98	[6]	$16,626.0	[6]
Robert Nakouzi	None	None	51	[2]	$11,850.0	[2]	87	[3]	$14,277.0	[3]
Manuela Von Ditfurth	None	None	51	[2]	$11,850.0	[2]	87	[3]	$14,277.0	[3]
Invesco Global Small & Mid Cap Growth Fund
Steve Cao	3	$4,722.5	3		$927.5		2	[1]	$777.9	[1]
Borge Endresen	4	$6,259.0	2		$6,901.9		None		None
Jason Holzer	6	$2,709.3	10		$2,463.0		2	[1]	$777.9	[1]
James Leach	2	$3,835.5	1		$36.2		None		None
Invesco International Companies Fund
Jeff Feng	None	None	8		$5,915.3		None		None
Matt Peden	None	None	5		$2,025.7		None		None
Invesco International Core Equity Fund
Erik Esselink	2	$1,016.4	2		$931.0		107	[1]	$40.3	[1]
Jeff Everett	None	None	None		None		107	[1]	$40.3	[1]
Bert van der Walt[7]	None	None	None		None		None		None
Invesco International Growth Fund
Brent Bates	9	$10,053.5	3		$3,274.3		8,649	[1]	$5,008.9	[1]
Matthew Dennis	9	$8,023.4	6		$3,457.4		8,649	[1]	$5,008.9	[1]
Mark Jason	10	$10,736.0	4		$3,361.1		8,649	[1]	$5,008.9	[1]
Richard Nield	8	$7,340.9	10		$4,809.7		8,649	[1]	$5,008.9	[1]
Clas Olsson	8	$7,340.8	11		$4,822.6		8,650	[1]	$5,353.7	[1]
Invesco Select Opportunities Fund
Virginia Au	1	$479.8	4		$524.5		None		None
Robert Mikalachki	1	$479.8	4		$524.5		None		None
Jason Whiting	1	$479.8	6		$1,651.0		None		None

2	This amount includes 2 funds that pay performance-based fees with $497M in total assets under management.
3	This amount includes 16 funds that pay performance-based fees with $2.8B in total assets under management.
4	The Portfolio Manager began serving on the Fund effective June 28, 2018. Information for the Portfolio Manager been provided as of April 30, 2018.
5	This amount includes 2 funds that pay performance-based fees with $483M in total assets under management.
6	This amount includes 16 funds that pay performance-based fees with $2.9B in total assets under management.
7	Bert van der Walt began serving as portfolio manager on the Fund effective February 28, 2018.